Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	814-00235
Entity Registrant Name	RAND CAPITAL CORPORATION
Entity Central Index Key	0000081955
Entity Tax Identification Number	16-0961359
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	1405 Rand Building
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	853-0802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RAND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false